Stockholders’ Equity (Deficit)	9 Months Ended	12 Months Ended
	Jul. 31, 2022	Oct. 31, 2021
Stockholders’ Equity (Deficit) [Abstract]
STOCKHOLDERS’ EQUITY (DEFICIT)

NOTE 11 – STOCKHOLDERS’ EQUITY (DEFICIT)

Preferred Stock

The Company is authorized to issue 20,000,000 shares of common stock with a par value of $0.001.

Common Stock

Shares Authorized

The Company is authorized to issue 1,000,000,000 shares of common stock with a par value of $0.001.

Common Stock Issued for Cash

●	During the nine months ended July 31, 2021, the Company issued an aggregate of 1,206,605 shares of common stock, to non-affiliate investors for aggregate net cash proceeds of $866,770.

●	During the nine months ended July 31, 2022, the Company issued an aggregate of 1,932,204 shares of common stock, to non-affiliate investors for aggregate net cash proceeds of $1,368,492.

Common Stock Issued for Services and Prepaid Services

●	On April 1, 2021, the Company issued an aggregate of 2,000,000 shares of common stock with grant date fair value of $1,800,000 or $0.90 per share based on the market price of common stock on grant date, to a consultant pursuant to a consulting agreement. The fair value of the common stock was recorded in equity as deferred compensation which will be amortized over the twelve-month service period. During the nine months ended July 31, 2022 and 2021, the Company amortized $750,000 and $600,000 of the deferred compensation related to this consulting agreement, respectively, which was charged to professional and consulting fee in the accompanying unaudited consolidated statements of operations. As of July 31, 2022 and October 31, 2021, there was $0 and $750,000, respectively, of deferred compensation related to this consulting agreement.

●	On November 8, 2021, the Company issued an aggregate of 600,000 shares of common stock with grant date fair value of $726,000 or $1.21 per share based on the market price of common stock on grant date, to a consultant pursuant to a consulting agreement. The fair value of the common stock was recorded in equity as deferred compensation which will be amortized over the six-month service period. During the nine months ended July 31, 2022, the Company amortized the $726,000 of the deferred compensation which was charged to professional and consulting fee in the accompanying unaudited consolidated statements of operations. As of July 31, 2022, there was no deferred compensation related to this consulting agreement.

●	During the nine months ended July 31, 2022, the Company granted 60,000 shares of common stock with grant date fair value of $60,600 or $1.01 per share based on the market price of common stock on grant date, to a consultant for services. The grant fair value of the common stock of $60,600 was charged to professional and consulting fee in the accompanying unaudited consolidated statements of operations.

Common Stock for Commitment Fee with Convertible Notes Payable

●	In December 2020, the Company issued an aggregate of 119,535 shares of common stock valued at $38,264 using the relative fair value method to two non-affiliate investors as a commitment fee in connection with the December 2020 Financings which was recorded as debt discount which will be amortized over the life of the notes.

●	On January 12, 2021, the Company issued 29,385 shares of common stock to a non-affiliate investor as commitment fee, pursuant to a securities purchase agreement, valued at $17,296 using the relative fair value method and was recorded as debt discount to be amortized over the life of the note.

●	On February 3, 2021, the Company issued 150,000 shares of common stock to a non-affiliate investor as commitment fee, pursuant to a securities purchase agreement, valued at $85,981 using the relative fair value method and was recorded as debt discount to be amortized over the life of the note.

●	On March 22, 2021, the Company issued 25,000 shares of common stock to a non-affiliate investor as commitment fee pursuant to a securities purchase agreement, valued at $6,949 using the relative fair value method and was recorded as debt discount to be amortized over the life of the note.

●	On March 29, 2021, the Company issued 50,000 shares of common stock to a non-affiliate investor as commitment fee pursuant to a securities purchase agreement, valued at $24,504 using the relative fair value method and was recorded as debt discount to be amortized over the life of the note.

●	On March 30, 2021, the Company issued 50,000 shares of common stock to a related party investor as commitment fee pursuant to a securities purchase agreement, valued at $23,718 using the relative fair value method and was recorded as debt discount to be amortized over the life of the note.

●	On March 30, 2021, the Company issued 25,000 shares of common stock to a non-affiliate investor as commitment fee pursuant to a securities purchase agreement, valued at $11,845 using the relative fair value method and was recorded as debt discount to be amortized over the life of the note.

●	On March 31, 2021, the Company granted 75,000 shares of common stock to a non-affiliate investor as commitment fee pursuant to a securities purchase agreement, valued at $36,499 using the relative fair value method and was recorded as debt discount to be amortized over the life of the note.

●	On April 7, 2021, the Company granted 75,000 shares of common stock to a non-affiliate investor as commitment fee pursuant to a securities purchase agreement, valued at $30,694 using the relative fair value method and was recorded as debt discount to be amortized over the life of the note.

●	On May 17, 2021, the Company granted 60,000 shares of common stock to a non-affiliate investor as commitment fee pursuant to a securities purchase agreement (see Note 5), valued at $26,824 using the relative fair value method and was recorded as debt discount to be amortized over the life of the note.

●	On May 28, 2021, the Company granted 150,000 shares of common stock to a non-affiliate investor as commitment fee pursuant to a securities purchase agreement (see Note 5), valued at $67,645 using the relative fair value method and was recorded as debt discount to be amortized over the life of the note.

●	During the nine months ended July 31, 2022, the Company granted 45,989 shares of common stock with grant date fair value of $29,879 or $0.65 per share based on the market price of common stock on grant date, to a convertible note holder as a commitment fee. The grant fair value of the common stock of $29,879 was charged to interest expense in the accompanying unaudited consolidated statements of operations.

Common Stock Issued Pursuant to Lock-Up & Leak Out Agreements

●	During the nine months ended July 31, 2022, the Company issued as consideration, to several stockholders, an aggregate of 516,748 shares of common stock with grant date fair value of $554,273 or an average per share price of $1.07, based on the market price of common stock on grant date, for the stockholders’ execution of a Lock-Up & Leak Out Agreement. The grant date fair value of the common stock was initially recorded in equity as deferred compensation and is being amortized over the lock up period of three-to-four- months through July 31, 2022. During the nine months ended July 31, 2022, the Company amortized $670,212 including $115,939 of deferred compensation as of October 31, 2021, of deferred compensation which was recorded as professional and consulting expenses in the accompanying unaudited consolidated statement of operations. As of July 31, 2022, there were no deferred compensation related to the Lock-Up & Leak Out Agreements.

On May 1, 2022, the Company issued as consideration to a related party stockholder 25,000 shares of common stock with grant date fair value of $27,500, or $1.10 per share, based on the market price of common stock on grant date, for the stockholder’s execution of a Lock-Up & Leak Out Agreement. In connection with this issuance, on May 1, 2022, the Company recorded stock-based professional fees – related party of $27,500.

Common Stock Issued Pursuant to Product Development Agreements

●	During the three months ended January 31, 2022, the Company issued 100,000 shares of common stock with grant date fair value of $100,000 based on the fair value of common stock on the date of grant, pursuant to an agreement which was recorded as deferred compensation and is being amortized over the 2-year term of the agreement. During the nine months ended July 31, 2022, $370,677 of the accumulated deferred compensation was expensed as product development expense in the accompanying unaudited consolidated statements of operations related to shares issued in the prior and current period connection with joint product development agreements. As of July 31, 2022, there was $237,603 of deferred compensation related to the product development agreements.

Common Stock Issued Pursuant to Stock-Based Compensation

●	On April 29, 2021, the Company issued 25,000 shares of common stock with an aggregate grant date fair value of $24,750 or $0.99 per share based on the market price of common stock on grant date, to a board member for services rendered and was charged to compensation and related expenses in the accompanying condensed consolidated statements of operations.

Common Stock Issued for Acquisition of Subsidiary

●	On July 6, 2021, the Company issued an aggregate of 2,008,310 shares of common stock with fair value of $2,028,393, based on the market price of common stock on date of acquisition, to members of Model Meals, LLC in exchange for 100% membership, pursuant to the Agreement and Plan of Merger (see Note 1 and Note 3).

Common Stock Issued for Warrant Exchange Agreements

●	On May 1, 2022, in connection with the settlement of a down round exercise price trigger, the Company entered into a warrant exchange agreement with various warrant holders (collectively as “Parties”) pursuant to which the Parties exercised an aggregate of 922,495 warrants with initial exercise price of $2.50 issued between January to September 2021, at an agreed upon reduced exercise price of $0.75 with the Company issuing an aggregate of 3,048,917 shares of common stock in exchange for the outstanding warrants and no cash consideration. In connection with this warrant exchange, the Company recorded a deemed dividend of $2,578,446, which was calculated as the fair value of excess shares issued to the Parties with a grant date fair value of $2,578,446, or $0.51 per share, based on the market price of common stock on grant date.

●	On June 30, 2022, in connection with a lock-up and leak out settlement agreement, the Company issued 674,100 shares of its common stock in connection with the cashless exercise of 674,100 warrants and no cash consideration. The 674,100 had grant date fair value of $195,490 or $0.29 per share based on the market price of common stock on grant date. In connection with this cashless exercise of warrants, the Company recorded settlement expense of $195,490.

Common stock issued pursuant to settlement agreements

●	On June 30, 2022, pursuant to a stock repurchase and settlement agreement and a lock-up and settlement agreement, the Company issued an aggregate of 585,000 shares of its common stock with grant date fair value of 169,650, or $0.29 per share, based on the market price of common stock on grant date, for the stockholders’ execution of a Lock-Up & Leak Out Agreement. In connection with these agreements, the Company recorded settlement expense of $185,344. In connection with the stock repurchase and settlement agreement the Company agreed to repurchase 166,667 shares of its common stock from an investor for $150,000. In connection with this agreement the Company recorded a common stock repurchase obligation of $150,000 and reduced additional paid-in capital by $150,000. In July 2022, the Company paid $50,000 towards this common stock repurchase agreement. On July 31, 2022, the common stock repurchase obligation related to this agreement amounted to $100,000.

Stock Warrants

Warrants Issued Pursuant to Stock-Based Compensation

●	On March 25, 2022, the Company issued to two executives fully vested warrants to purchase up to an aggregate of 250,000 shares of the Company’s common stock, in connection with their employment agreements dated March 25, 2022. These warrants are exercisable, in whole or in part, upon issuance at $0.001 per share, and expire on March 25, 2027. These warrants have an aggregate grant date fair value of $374,560 or $1.50 per share based on the market price of common stock on grant date, recorded as compensation expense in the accompanying unaudited consolidated statements of operations.

Warrants Issued for Professional Services

●	During the three months ended January 31, 2021, the Company issued fully vested warrants to purchase up to 10,640 shares of the Company’s common stock to a third-party entity in connection with a consulting agreement. This warrant is exercisable, in whole or in part, upon issuance at $1.27 per share, and expires on December 8, 2025. These warrants have a grant date fair value of $11,471, recorded as professional and consulting expenses in the accompanying unaudited consolidated statements of operations.

●	During the three months ended January 31, 2022, the Company issued fully vested warrants to purchase up to 100,000 shares of the Company’s common stock to a third-party entity in connection with a consulting agreement. This warrant is exercisable, in whole or in part, upon issuance at $1.50 per share, and expires on May 18, 2025. These warrants have a grant date fair value of $36,777, recorded as professional and consulting expenses in the accompanying unaudited consolidated statements of operations.

Warrants for Commitment Fee with Convertible Notes Payable

●	On January 12, 2021, the Company issued a warrant to purchase up to 55,000 shares of common stock to a non-affiliate investor as an additional commitment fee pursuant to a note amendment. The warrant; (i) was valued at $6,173 using the relative fair value method and recorded as a debt discount to be amortized over the life of the note; (ii) has an exercise price of $2.50; (iii) subject to the adjustments and 4.99%, ownership limitation and; (iv) expires on the fifth-year anniversary from the date of issuance.

●	On February 2, 2021, the Company issued a warrant to purchase up to 150,000 shares of common stock to a non-affiliate investor as an additional commitment fee pursuant to a note amendment. The warrant; (i) was valued at $31,821 using the relative fair value method and recorded as a debt discount to be amortized over the life of the note; (ii) has an exercise price of $2.50; (iii) subject to the adjustments and 4.99%, ownership limitation and; (iv) expires on the fifth-year anniversary from the date of issuance.

●	On March 22, 2021, the Company issued a warrant to purchase up to 25,000 shares of common stock to a non-affiliate investor as additional commitment fee pursuant to a note amendment. The warrant; (i) was valued at $1,346 using the relative fair value method and recorded as a debt discount to be amortized over the life of the note; (ii) has an exercise price of $2.50; (iii) subject to the adjustments and 4.99%, ownership limitation and; (iv) expires on the fifth-year anniversary from the date of issuance.

●	On March 25, 2021, the Company issued warrant to purchase up to 78,250 shares of common to a non-affiliate investor as additional commitment fee pursuant to a note amendment. The warrant; (i) was valued at $4,744 using the relative fair value method and recorded as a debt discount to be amortized over the life of the note; (ii) has an exercise price of $2.50; (iii) subject to the adjustments and 4.99%, ownership limitation and; (iv) expires on the fifth-year anniversary from the date of issuance.

●	On March 29, 2021, the Company issued a warrant to purchase up to 50,000 shares of common stock to a non-affiliate investor as additional commitment fee pursuant to a note amendment. The warrant; (i) was valued at $8,350 using the relative fair value method and recorded as a debt discount to be amortized over the life of the note; (ii) has an exercise price of $2.50; (iii) subject to the adjustments and 4.99%, ownership limitation and; (iv) expires on the fifth-year anniversary from the date of issuance.

●	On March 29, 2021, the Company issued a warrant to purchase up to 50,000 shares of common stock to a related party investor as additional commitment fee pursuant to a note amendment. The warrant; (i) was valued at $7,924 using the relative fair value method and recorded as a debt discount to be amortized over the life of the note; (ii) has an exercise price of $2.50; (iii) subject to the adjustments and 4.99%, ownership limitation and; (iv) expires on the fifth-year anniversary from the date of issuance.

●	On March 30, 2021, the Company issued a warrant to purchase up to 25,000 shares of common stock to a non-affiliate investor as additional commitment fee pursuant to a note amendment. The warrant; (i) was valued at $3,957 using the relative fair value method and recorded as a debt discount to be amortized over the life of the note; (ii) has an exercise price of $2.50; (iii) subject to the adjustments and 4.99%, ownership limitation and; (iv) expires on the fifth-year anniversary from the date of issuance.

●	On March 31, 2021, the Company issued a warrant to purchase up to 75,000 shares of common stock to a non-affiliate investor as additional commitment fee pursuant to a note amendment. The warrant; (i) was valued at $12,352 using the relative fair value method and recorded as a debt discount to be amortized over the life of the note; (ii) has an exercise price of $2.50; (iii) subject to the adjustments and 4.99%, ownership limitation and; (iv) expires on the fifth-year anniversary from the date of issuance.

●	On April 7, 2021, the Company issued a warrant to purchase up to 75,000 shares of common stock to a non-affiliate investor as an additional commitment fee pursuant to a note amendment. The warrant; (i) was valued at $9,592 using the relative fair value method and recorded as a debt discount to be amortized over the life of the note; (ii) has an exercise price of $2.50; (iii) subject to the adjustments and 4.99%, ownership limitation and; (iv) expires on the fifth-year anniversary from the date of issuance.

●	On May 17, 2021, the Company issued a warrant to purchase up to 60,000 shares of common stock to a non-affiliate investor as additional commitment fee pursuant to a note amendment (see Note 5). The warrant; (i) was valued at $9,767 using the relative fair value method and recorded as a debt discount to be amortized over the life of the note; (ii) has an exercise price of $2.50; (iii) subject to the adjustments and 4.99%, ownership limitation and; (iv) expires on the fifth-year anniversary from the date of issuance.

●	On May 28, 2021, the Company issued a warrant to purchase up to 150,000 shares of common stock to a non-affiliate investor as additional commitment fee pursuant to a note amendment (see Note 5). The warrant; (i) was valued at $30,328 using the relative fair value method and recorded as a debt discount to be amortized over the life of the note; (ii) has an exercise price of $1.50; (iii) subject to the adjustments and 4.99%, ownership limitation and; (iv) expires on the fifth-year anniversary from the date of issuance.

●	On May 18, 2022, the Company issued a warrant to purchase up to 869,565 shares of common stock to a non-affiliate investor as additional commitment fee pursuant to a convertible (see Note 5). The warrant; (i) was valued at $93,641 using the relative fair value method and recorded as a debt discount to be amortized over the life of the note; (ii) has an exercise price of $0.575; (iii) subject to the adjustments and 4.99%, ownership limitation and; (iv) expires on the third-year anniversary from the date of issuance.

●	On May 24, 2022, the Company issued a warrant to purchase up to 217,391 shares of common stock to a non-affiliate investor as additional commitment fee pursuant to a convertible (see Note 5). The warrant; (i) was valued at $24,902 using the relative fair value method and recorded as a debt discount to be amortized over the life of the note; (ii) has an exercise price of $0.575; (iii) subject to the adjustments and 4.99%, ownership limitation and; (iv) expires on the third-year anniversary from the date of issuance.

●	On May 24, 2022, the Company issued a warrant to purchase up to 318,134 shares of common stock to a non-affiliate investor as additional commitment fee pursuant to a convertible (see Note 5). The warrant; (i) was valued at $36,442 using the relative fair value method and recorded as a debt discount to be amortized over the life of the note; (ii) has an exercise price of $0.575; (iii) subject to the adjustments and 4.99%, ownership limitation and; (iv) expires on the third-year anniversary from the date of issuance.

The Company used the Binomial pricing model to determine the fair value of its common stock warrants which requires the Company to make several key judgments including:

●	the expected life of issued stock warrants;

●	the expected volatility of the Company’s stock price;

●	the expected dividend yields to be realized over the life of the stock warrants; and

●	the risk-free interest rate over the expected life of the stock warrants.

The Company’s computation of the expected life of issued stock warrants was based on the simplified method as the Company does not have adequate exercise experience to determine the expected term and was estimated to be 2 years. The interest rate was based on the U.S. Treasury yield curve in effect at the time of grant. The computation of volatility was based on the historical volatility of the Company’s common stock and the Company’s expected divided yield was estimated to be zero.

Dividend rate	—%
Term (in years)	2.5 to 5 years
Volatility	61% to 69%
Risk-free interest rate	0.14% to 2.80%

A summary of the Company’s outstanding stock warrants as of July 31, 2022 and changes during the period ended are presented below:

	Number of Stock Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance on October 31, 2021	15,745,066	$0.170	7.4
Warrants issued for services	100,000	1.500	4.1
Warrants issued pursuant to employment agreements	500,000	0.001	4.9
Warrants issued in connection with convertible debt	1,405,090	0.575	3.0
Warrants exercised	(1,596,595)	1.350
Balance on July 31, 2022	16,153,561	$0.090	6.4

Stock warrants exercisable on July 31, 2022	16,153,561	$0.090	6.4

Certain exercisable stock warrants had per share intrinsic value of $0.22 on July 31, 2022, totaling $2,876,945.

NOTE 12 – STOCKHOLDERS’ EQUITY (DEFICIT)

On September 14, 2020, the Company filed with the Secretary of State of the State of Nevada a Certificate of Amendment to its Articles of Incorporation to effect a 1 for 31.993 reverse stock split of its common stock. Proportional adjustments for the reverse stock split were made to the Company’s outstanding stock options, stock warrants and equity incentive plans. All share and per-share data and amounts have been retroactively adjusted as of the earliest period presented in the consolidated financial statements to reflect the reverse stock split (see Note 1).

Shares Authorized

On April 7, 2020, the Board of Directors of the Company approved the increase of the authorized shares of the common stock to 1,000,000,000 from 600,000,000 (see Note 1).

Common Stock and Warrants Issued Pursuant to Recapitalization

On April 20, 2020, in connection with the Exchange Agreement and Merger (see Note 3):

●	519,000 shares of Series A Preferred stock, were exchanged for aggregate of 1,325,151 shares of common stock and 2,730,425 of stock warrants. The 2,730,424 stock warrants issued are exercisable at $0.001 and expire on April 20, 2030. As of September 30, 2020, there were no outstanding shares of Series A Preferred stock.

●	250,000 shares of Series B Convertible Preferred stock owned by a former officer were cancelled on April 9, 2020 pursuant to a General Release Agreement and the remaining 250,000 shares of Series B Convertible Preferred stock remain issued and outstanding as of September 30, 2020.

●	2,250 and 250 of the Company’s shares of Series C Preferred stock, were exchanged for 351,639 of stock warrants and 39,071 shares of common stock, respectively, for an aggregate of 2,500 shares of Series C Preferred exchanged. The 351,639 stock warrants are exercisable at $0.001 and expire on April 20, 2030. As of September 30, 2020, there were no outstanding shares of Series C Preferred stock.

●	a lender converted $1,127,500 of outstanding convertible note balance into 881,052 of stock warrants, exercisable at $0.001 and expire on April 20, 2030.

●	2,500,000 shares of commons stock held by a stockholder were exchanged for 78,142 of stock warrants, exercisable at $0.001 and expire on April 20, 2030.

As a result, in connection with the Exchange Agreement and Merger (see Note 3), Gratitude Health, Inc is deemed to have issued a total of 250,000 shares of Series B Convertible Preferred stock, 1,899,094 shares of common stock, 60,368 stock options, 4,041,258 stock warrants which represent the outstanding preferred stock, common stock (issued and issuable), stock options and stock warrants of the Company on the date of the Merger.

●

On April 20, 2020, pursuant to the Merger (see Note 3), the Company issued 4,041,258 stock warrants with exercise price of $0.001 and expiration date of April 20, 2030, in exchange for certain outstanding shares of the Company’s common stock on the date of the Merger.

●	On April 20, 2020, pursuant to the Exchange Agreement (see Note 3), the Company issued 6,926,314 stock warrants with exercise price of $0.001 and expiration date of April 20, 2030 in exchange for certain outstanding common stock shares of Home Bistro on the date of the Merger.

Preferred Stock

As of October 31, 2021 and December 31, 2020, there were no outstanding shares of Series A Preferred Stock, Series B Preferred Stock and Series C Preferred Stock (see above Common Stock and Warrants Issued Pursuant to Recapitalization).

Common Stock

Common Stock for Commitment Fee with Convertible Notes Payable

●	In December 2020, the Company issued an aggregate of 119,535 shares of common stock valued at $38,263 using the relative fair value method to two non-affiliate investors as commitment fee in connection with the December 2020 Financings (see Note 5) which was recorded as debt discount which will be amortized over the life of the notes.

●	On January 12, 2021, the Company issued 29,385 shares of common stock to a non-affiliate investor as commitment fee, pursuant to a securities purchase agreement (see Note 5), valued at $17,297 using the relative fair value method and was recorded as debt discount to be amortized over the life of the note.

●	On January 27, 2021, the Company issued 150,000 shares of common stock to a non-affiliate investor as commitment fee, pursuant to a securities purchase agreement (see Note 5), valued at $85,981 using the relative fair value method and was recorded as debt discount to be amortized over the life of the note.

●	On March 22, 2021, the Company issued 25,000 shares of common stock to a non-affiliate investor as commitment fee pursuant to a securities purchase agreement (see Note 5), valued at $6,949 using the relative fair value method and was recorded as debt discount to be amortized over the life of the note.

●	On March 29, 2021, the Company issued 50,000 shares of common stock to a non-affiliate investor as commitment fee pursuant to a securities purchase agreement (see Note 5), valued at $24,504 using the relative fair value method and was recorded as debt discount to be amortized over the life of the note.

●	On March 30, 2021, the Company issued 50,000 shares of common stock to a related party investor as commitment fee pursuant to a securities purchase agreement (see Note 5), valued at $23,718 using the relative fair value method and was recorded as debt discount to be amortized over the life of the note.

●	On March 30, 2021, the Company issued 25,000 shares of common stock to a non-affiliate investor as commitment fee pursuant to a securities purchase agreement (see Note 5), valued at $11,845 using the relative fair value method and was recorded as debt discount to be amortized over the life of the note.

●	On March 31, 2021, the Company granted 75,000 shares of common stock to a non-affiliate investor as commitment fee pursuant to a securities purchase agreement (see Note 5), valued at $36,499 using the relative fair value method and was recorded as debt discount to be amortized over the life of the note.

●	On April 7, 2021, the Company granted 75,000 shares of common stock to a non-affiliate investor as commitment fee pursuant to a securities purchase agreement (see Note 5), valued at $30,947 using the relative fair value method and was recorded as debt discount to be amortized over the life of the note.

●	On May 17, 2021, the Company granted 60,000 shares of common stock to a non-affiliate investor as commitment fee pursuant to a securities purchase agreement (see Note 5), valued at $26,824 using the relative fair value method and was recorded as debt discount to be amortized over the life of the note.

●	On May 28, 2021, the Company granted 150,000 shares of common stock to a non-affiliate investor as commitment fee pursuant to a securities purchase agreement (see Note 5), valued at $67,645 using the relative fair value method and was recorded as debt discount to be amortized over the life of the note.

●	On September 1, 2021, the Company granted 50,000 shares of common stock to a non-affiliate investor as commitment fee pursuant to a securities purchase agreement (see Note 5), valued at $26,877 using the relative fair value method and was recorded as debt discount to be amortized over the life of the note.

●	On September 8, 2021, the Company granted 114,000 shares of common stock to a non-affiliate investor as commitment fee pursuant to a securities purchase agreement (see Note 5), valued at $59,468 using the relative fair value method and was recorded as debt discount to be amortized over the life of the note.

Stock-Based Compensation

●	During the year ended December 31, 2020, the Company recorded stock-based compensation of $238,268 related to an aggregate of 4,000,577 shares of common stock issued to employees and various consultants, of which $102,332 was charged as compensation and related expenses, $124,219 as professional and consulting expenses and $11,717 as selling and marketing expenses in the accompanying consolidated statements of operations. The stock-based compensation was based on the fair value of common stock on the date of grant. In addition, the Company issued a warrant to purchase up to 300,000 shares of the Company’s common stock with grant date fair value of $360,000 for product development services pursuant to an agreement (see below under Warrants).

●	During the ten months ended October 31, 2021 and year ended December 31, 2020, the Company recorded stock-based compensation of $156,750 and $213,841, respectively, related to 125,000 shares of common stock issued to a director and executive pursuant to employment agreements (see Note 14) which was recorded as compensation and related expenses in the accompanying consolidated statements of operations. The stock-based compensation was based on the fair value of common stock on the date of grant. As of October 31, 2021 and December 31, 2020, there was no unamortized compensation expense related to these common stocks.

Common Stock Issued for Cash

●	During the year ended December 31, 2020, the Company issued an aggregate of 1,492 shares of common stock, to a related party for aggregate cash proceeds of $100,006.

●

During the ten months ended October 31, 2021, the Company issued an aggregate of 6,112,993 shares of common stock, to non-affiliate investors for aggregate net cash proceeds of $4,368,796, net of $215,949 of issuance costs.

Common Stock Issued for Services

●	During the year ended December 31, 2020, the Company recorded stock-based compensation of $238,268 related to an aggregate of 127,942,741 shares of common stock issued to employees and various consultants, of which $102,332 was charged as compensation and related expenses, $124,219 as professional and consulting expenses and $11,717 as selling and marketing expenses in the accompanying consolidated statements of operations. The stock-based compensation was based on the fair value of common stock on the date of grant.

●	On June 22, 2021, the Company issued 150,000 shares of common stock with fair value of $150,000 based on the fair value of common stock on the date of grant, pursuant to an agreement which was recorded as deferred compensation and is being amortized over the 2-year term of the agreement. During the ten months ended October 31, 2021, $28,125 of the deferred compensation was expensed as product development expense in the accompanying consolidated statements of operations. As of October 31, 2021, there was $121,875 of deferred compensation related to this agreement.

●	On July 22, 2021, the Company issued 150,000 shares of common stock with fair value of $172,500 based on the fair value of common stock on the date of grant, pursuant to an agreement which was recorded as deferred compensation and is being amortized over the term of the agreement. During the ten months ended October 31, 2021, $25,156 of the deferred compensation was expensed as product development expense in the accompanying consolidated statements of operations. As of October 31, 2021, there was $147,344 of deferred compensation related to this agreement.

●	On September 15, 2021, the Company issued 150,000 shares of common stock with fair value of $255,000 based on the fair value of common stock on the date of grant, pursuant to an agreement which was recorded as deferred compensation and is being amortized over the 2-year term of the agreement. During the ten months ended October 31, 2021, $15,938 of the deferred compensation was expensed as product development expense in the accompanying consolidated statements of operations. As of October 31, 2021, there was $239,063 of deferred compensation related to this agreement.

●

On October 20, 2021, the Company issued 100,000 shares of common stock with fair value of $132,000 based on the fair value of common stock on the date of grant, pursuant to a consulting agreement which was recorded as professional and consulting expenses in the accompanying consolidated statements of operations.

Common Stock Issued for Prepaid Services

●	On April 20, 2021, the Company issued an aggregate of 2,000,000 shares of common stock with an aggregate grant date fair value of $1,800,000 or $0.90 per share based on the market price of common stock on grant date, to two consultants pursuant to a consulting agreement (see Note 14). The fair value of the common stock was initially recorded in equity as deferred compensation which will be amortized over the twelve-month service period. During the ten months ended October 31, 2021, the Company amortized $1,050,00 of the deferred compensation which was charged to professional and consulting expense in the accompanying consolidated statements of operations. As of October 31, 2021, the deferred compensation related to this agreement was $750,000 which will be amortized over a period of five months.

Common Stock Issued Pursuant to Lock-Up & Leak Out Agreements

●	During the ten months ended October 31, 2021, the Company issued to several stockholders, an aggregate of 112,500 shares of common stock with fair value of $152,626 or an average per share price of $1.36, based on the market price of common stock on grant date, pursuant to a Lock-Up & Leak Out Agreement (see Note 14). The fair value of the common stock was initially recorded in equity as deferred compensation which is amortized over the lock up period of three-to-four-month period. During the ten months ended October 31, 2021, the Company amortized $36,688 of the deferred compensation and was recorded as interest expense in the accompanying consolidated statement of operations. As of October 31, 2021, the deferred compensation related to this agreement was $115,938 which will be amortized over a period of three months.

Cancellation of Common Stock Issuable

●	On April 20, 2020, in connection with the Exchange Agreement and Merger (see Note 3), 2,600,000 shares of common stock issuable at the closing of the acquisition were cancelled during the year ended December 31, 2020. As of December 31, 2020, the Company did not have any common stock issuable.

Common Stock Issued for Acquisition of Subsidiary

●	On July 6, 2021, the Company issued an aggregate of 2,008,310 shares of common stock with fair value of $2,028,393, based on the market price of common stock on date of acquisition, to members of Model Meals, LLC in exchange for 100% membership, pursuant to the Agreement and Plan of Merger (see Note 1 and Note 3).

Common Stock Issued for Asset Acquisition Transaction

●	On October 25, 2021, the Company issued: (i) 2,266,666 shares of common stock, with fair value of $2,969,334, based on the market price of common stock on date of issuance, to members of Homemade Meals, LLC as compensation to terminate an exclusivity and non-compete agreement in order to execute a license agreement with a celebrity which was recorded as product development expense in the accompanying consolidated statement of operations and (ii) 2,000,000 shares of common stock with fair value of $2,620,000, based on the market price of common stock, as consideration to a celebrity chef in connection with the execution of a License Agreement which was capitalized as an intangible asset and is being amortized over the three-year term (see Note 4).

Stock Options

A summary of the Company’s outstanding stock options as of October 31, 2021 and changes during the period ended are presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Balance on December 31, 2019	—	$—	—	$—
Deemed issued in connection with the Company’s recapitalization (see Note 3)	60,638	$3.20	0.03	—
Balance on December 31, 2020	60,638	$3.20	0.03	$—
Expired	(60,638)	—	—	—
Balance on October 31, 2021	—	—	—	—

Stock Warrants

Warrants Issued Pursuant to Recapitalization

●	On April 20, 2020, pursuant to the Merger (see Note 3), the Company issued warrants to purchase up to 4,041,258 shares of common stock with exercise price of $0.032 per share (in whole or in part) and expiration date of April 20, 2030 (see above Common Stocks and Warrants Issued Pursuant to Recapitalization), in exchange for certain outstanding shares of the Company’s common stock on the date of the Merger.

●	On April 20, 2020, pursuant to the Exchange Agreement (see Note 3), the Company issued warrants to purchase up to 6,926,314 shares of common stock with an exercise price of $0.032 per share (in whole or in part) and expiration date of April 20, 2030 in exchange for certain outstanding common stock shares of Home Bistro Holdings on the date of the Merger, of which the Company had received $100,005 in total proceeds prior to the Merger in exchange for shares of Home Bistro Holdings common stock.

Warrants Issued Pursuant to an Employment Agreement

●	On October 1, 2021, the Company issued warrants to purchase up to 2,000,000 shares of the Company’s common stock to a am executive in connection with an employment agreement (see Note 14). This warrant is exercisable, in whole or in part, upon issuance at $0.001 per share, and expires on October 1, 2026. These warrants have a grant date fair value of $2,714,971, recorded as compensation and related expenses on the accompanying consolidated statements of operations.

Warrants Issued for Professional Services

●	On September 22, 2020, the Company issued a warrant to purchase up to 300,000 shares of the Company’s common stock to a third-party entity in connection with the Joint Product Development and Distribution Agreement (see Note 14). This warrant is exercisable, in whole or in part, upon issuance at $0.001 per share, and expires on September 22, 2030. This warrant has a grant date fair value of $360,000 recorded at issuance as product development expense on the consolidated statements of operations.

●	On December 18, 2020, the Company issued warrants to purchase up to 10,640 shares of the Company’s common stock to a third-party entity in connection with a consulting agreement. This warrant is exercisable, in whole or in part, upon issuance at $1.27 per share, and expires on December 18, 2025. These warrants have a grant date fair value of $11,471, recorded as professional and consulting expenses on the consolidated statements of operations.

●	On April 24, 2021, the Company issued warrants to purchase up to 5,435 shares of the Company’s common stock to a third-party entity in connection with a consulting agreement. This warrant is exercisable, in whole or in part, upon issuance at $1.10 per share, and expires on April 24, 2026. These warrants have a grant date fair value of $1,419, recorded as professional and consulting expenses on the consolidated statements of operations.

●	On May 17, 2021, the Company issued warrants to purchase up to 1,920 shares of the Company’s common stock to a third-party entity in connection with a consulting agreement. This warrant is exercisable, in whole or in part, upon issuance at $2.50 per share, and expires on May 17, 2026. These warrants have a grant date fair value of $286, recorded as professional and consulting expenses on the consolidated statements of operations.

●	On September 10, 2021, the Company issued warrants to purchase up to 2,250 shares of the Company’s common stock to a third-party entity in connection with a consulting agreement. This warrant is exercisable, in whole or in part, upon issuance at $3.00 per share, and expires on May 17, 2026. These warrants have a grant date fair value of $751, recorded as professional and consulting expenses on the consolidated statements of operations.

●	On October 1, 2021, the Company issued warrants to purchase up to 500,000 shares of the Company’s common stock to a third-party entity in connection with a consulting agreement. This warrant is exercisable, in whole or in part, upon issuance at $0.001 per share, and expires on October 1, 2026. These warrants have a grant date fair value of $678,253, recorded as professional and consulting expenses on the consolidated statements of operations.

●	On October 1, 2021, the Company issued warrants to purchase up to 1,000,000 shares of the Company’s common stock to a related-party entity in connection with a consulting agreement (see Note 14). This warrant is exercisable, in whole or in part, upon issuance at $0.001 per share, and expires on October 1, 2026. These warrants have a grant date fair value of $1,356,507, recorded as professional and consulting expenses - related party on the consolidated statements of operations.

Warrants Issued for Commitment Fee with Convertible Notes Payable

●	On January 27, 2021, the Company issued a warrant to purchase up to 150,000 shares of common stock to a non-affiliate investor as additional commitment fee pursuant to a note amendment (see Note 5). The warrant; (i) was valued at $31,821 using the relative fair value method and recorded as a debt discount to be amortized over the life of the note; (ii) has an exercise price of $2.50; (iii) subject to the adjustments and 4.99%, ownership limitation and; (iv) expires on the fifth-year anniversary from the date of issuance.

●	On March 22, 2021, the Company issued a warrant to purchase up to 25,000 shares of common stock to a non-affiliate investor as additional commitment fee pursuant to a note amendment (see Note 5). The warrant; (i) was valued at $1,346 using the relative fair value method and recorded as a debt discount to be amortized over the life of the note; (ii) has an exercise price of $2.50; (iii) subject to the adjustments and 4.99%, ownership limitation and; (iv) expires on the fifth-year anniversary from the date of issuance.

●	On March 25, 2021, the Company issued warrant to purchase up to 78,250 shares of common to a non-affiliate investor as additional commitment fee pursuant to a note amendment (see Note 5). The warrant; (i) was valued at $4,744 using the relative fair value method and recorded as a debt discount to be amortized over the life of the note; (ii) has an exercise price of $2.50; (iii) subject to the adjustments and 4.99%, ownership limitation and; (iv) expires on the fifth-year anniversary from the date of issuance.

●	On March 29, 2021, the Company issued a warrant to purchase up to 50,000 shares of common stock to a non-affiliate investor as additional commitment fee pursuant to a note amendment (see Note 5). The warrant; (i) was valued at $8,350 using the relative fair value method and recorded as a debt discount to be amortized over the life of the note; (ii) has an exercise price of $2.50; (iii) subject to the adjustments and 4.99%, ownership limitation and; (iv) expires on the fifth-year anniversary from the date of issuance.

●	On March 29, 2021, the Company issued a warrant to purchase up to 50,000 shares of common stock to a related party investor as additional commitment fee pursuant to a note amendment (see Note 5). The warrant; (i) was valued at $7,924 using the relative fair value method and recorded as a debt discount to be amortized over the life of the note; (ii) has an exercise price of $2.50; (iii) subject to the adjustments and 4.99%, ownership limitation and; (iv) expires on the fifth-year anniversary from the date of issuance.

●	On March 30, 2021, the Company issued a warrant to purchase up to 25,000 shares of common stock to a non-affiliate investor as additional commitment fee pursuant to a note amendment (see Note 5). The warrant; (i) was valued at $3,957 using the relative fair value method and recorded as a debt discount to be amortized over the life of the note; (ii) has an exercise price of $2.50; (iii) subject to the adjustments and 4.99%, ownership limitation and; (iv) expires on the fifth-year anniversary from the date of issuance.

●	On March 31, 2021, the Company issued a warrant to purchase up to 75,000 shares of common stock to a non-affiliate investor as additional commitment fee pursuant to a note amendment (see Note 5). The warrant; (i) was valued at $12,352 using the relative fair value method and recorded as a debt discount to be amortized over the life of the note; (ii) has an exercise price of $2.50; (iii) subject to the adjustments and 4.99%, ownership limitation and; (iv) expires on the fifth-year anniversary from the date of issuance.

●	On March 31, 2021, the Company issued a warrant to purchase up to 55,000 shares of common stock to a non-affiliate investor as additional commitment fee pursuant to a note amendment (see Note 5). The warrant; (i) was valued at $6,173 using the relative fair value method and recorded as a debt discount to be amortized over the life of the note; (ii) has an exercise price of $2.50; (iii) subject to the adjustments and 4.99%, ownership limitation and; (iv) expires on the fifth-year anniversary from the date of issuance.

●	On April 7, 2021, the Company issued a warrant to purchase up to 75,000 shares of common stock to a non-affiliate investor as additional commitment fee pursuant to a note amendment (see Note 5). The warrant; (i) was valued at $9,669 using the relative fair value method and recorded as a debt discount to be amortized over the life of the note; (ii) has an exercise price of $2.50; (iii) subject to the adjustments and 4.99%, ownership limitation and; (iv) expires on the fifth-year anniversary from the date of issuance.

●	On May 17, 2021, the Company issued a warrant to purchase up to 60,000 shares of common stock to a non-affiliate investor as additional commitment fee pursuant to a note amendment (see Note 5). The warrant; (i) was valued at $9,767 using the relative fair value method and recorded as a debt discount to be amortized over the life of the note; (ii) has an exercise price of $2.50; (iii) subject to the adjustments and 4.99%, ownership limitation and; (iv) expires on the fifth-year anniversary from the date of issuance.

●	On May 28, 2021, the Company issued a warrant to purchase up to 150,000 shares of common stock to a non-affiliate investor as additional commitment fee pursuant to a note amendment (see Note 5). The warrant; (i) was valued at $30,326 using the relative fair value method and recorded as a debt discount to be amortized over the life of the note; (ii) has an exercise price of $1.50; (iii) subject to the adjustments and 4.99%, ownership limitation and; (iv) expires on the fifth-year anniversary from the date of issuance.

●	On September 1, 2021, the Company issued a warrant to purchase up to 50,000 shares of common stock to a non-affiliate investor as additional commitment fee pursuant to a note amendment (see Note 5). The warrant; (i) was valued at $9,493 using the relative fair value method and recorded as a debt discount to be amortized over the life of the note; (ii) has an exercise price of $2.50; (iii) subject to the adjustments and 4.99%, ownership limitation and; (iv) expires on the fifth-year anniversary from the date of issuance.

●	On September 8, 2021, the Company issued a warrant to purchase up to 114,000 shares of common stock to a non-affiliate investor as additional commitment fee pursuant to a note amendment (see Note 5). The warrant; (i) was valued at $21,004 using the relative fair value method and recorded as a debt discount to be amortized over the life of the note; (ii) has an exercise price of $2.50; (iii) subject to the adjustments and 4.99%, ownership limitation and; (iv) expires on the fifth-year anniversary from the date of issuance.

The Company used the Binomial pricing model to determine the fair value of its stock options which requires the Company to make several key judgments including:

●	the expected life of issued stock warrants;

●	the expected volatility of the Company’s stock price;

●	the expected dividend yields to be realized over the life of the stock warrants; and

●	the risk-free interest rate over the expected life of the stock warrants.

The Company’s computation of the expected life of issued stock warrants was based on the simplified method as the Company does not have adequate exercise experience to determine the expected term and was estimated to be 2 years. The interest rate was based on the U.S. Treasury yield curve in effect at the time of grant. The computation of volatility was based on the historical volatility of the Company’s common stock and the Company’s expected divided yield was estimated to be zero.

Dividend rate	—%
Term (in years)	2.5 to 5 years
Volatility	69%
Risk-free interest rate	0.14% to 0.27%

A summary of the Company’s outstanding stock warrants as of October 31, 2021 and changes during the period ended are presented below:

	Number of Stock Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance on December 31, 2019	—	$—	—
Deemed issued in connection with the Company’s recapitalization (see Note 3)	4,041,258	0.032	9.3
Issued pursuant to Exchange Agreement (see Note 3)	6,926,314	0.032	9.3
Granted	310,640	0.044	9.6
Balance on December 31, 2020	11,278,212	0.032	9.3
Issued as commitment fee pursuant to convertible debt (see Note 5)	957,250	2.308	4.4
Granted	3,509,605	0.001	4.9
Stock warrants exercisable on October 31, 2021	15,745,076	$0.167	7.4
Weighted average fair value of stock warrants granted during the period		$1.08

The exercisable stock warrants had an intrinsic value of $18,104,799 on October 31, 2021.